Reportable segments - Comprehensive Income by Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 4,576,224	$ 4,528,761	$ 7,467,490
Cost of sales	(3,223,624)	(3,201,654)	(4,392,436)
Gross profit	1,352,600	1,327,107	3,075,054
Other incomes by function	12,506	32,229	40,557
Administrative expenses	(195,577)	(185,959)	(175,765)
Other expenses by function	(96,302)	(104,698)	(93,400)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	976	(639)	202
Other losses	(11,143)	(2,142)	(2,254)
Financial income	85,707	103,642	122,726
Finance costs	(192,672)	(197,544)	(138,402)
Interest in the income of associates and joint ventures accounted for by the equity method	6,738	11,025	593
Exchange differences	(2,107)	(8,607)	(22,293)
Income before taxes	960,726	974,414	2,807,018
Income tax benefit (expense)	(320,083)	(282,573)	(1,876,751)
Net income	640,643	691,841	930,267
Specialty plant nutrients
Disclosure of operating segments [line items]
Revenue	982,397	941,940	913,912
Cost of sales	(837,328)	(775,152)	(691,509)
Gross profit	145,069	166,788	222,403
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	145,069	166,788	222,403
Income tax benefit (expense)	0	0	0
Net income	145,069	166,788	222,403
Iodine and its derivatives
Disclosure of operating segments [line items]
Revenue	1,042,780	968,312	892,151
Cost of sales	(481,233)	(444,904)	(355,717)
Gross profit	561,547	523,408	536,434
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	561,547	523,408	536,434
Income tax benefit (expense)	0	0	0
Net income	561,547	523,408	536,434
Lithium and its derivatives
Disclosure of operating segments [line items]
Revenue	2,288,245	2,241,250	5,180,114
Cost of sales	(1,684,776)	(1,666,328)	(2,955,669)
Gross profit	603,469	574,922	2,224,445
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	603,469	574,922	2,224,445
Income tax benefit (expense)	0	0	0
Net income	603,469	574,922	2,224,445
Industrial chemicals
Disclosure of operating segments [line items]
Revenue	75,402	78,155	175,223
Cost of sales	(44,810)	(47,453)	(141,351)
Gross profit	30,592	30,702	33,872
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	30,592	30,702	33,872
Income tax benefit (expense)	0	0	0
Net income	30,592	30,702	33,872
Potassium
Disclosure of operating segments [line items]
Revenue	155,507	270,783	279,050
Cost of sales	(143,340)	(236,390)	(219,597)
Gross profit	12,167	34,393	59,453
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	12,167	34,393	59,453
Income tax benefit (expense)	0	0	0
Net income	12,167	34,393	59,453
Other products and services
Disclosure of operating segments [line items]
Revenue	31,893	28,321	27,040
Cost of sales	(32,137)	(31,427)	(28,593)
Gross profit	(244)	(3,106)	(1,553)
Other incomes by function	0	0	0
Administrative expenses	0	0	0
Other expenses by function	0	0	0
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	0	0	0
Other losses	0	0	0
Financial income	0	0	0
Finance costs	0	0	0
Interest in the income of associates and joint ventures accounted for by the equity method	0	0	0
Exchange differences	0	0	0
Income before taxes	(244)	(3,106)	(1,553)
Income tax benefit (expense)	0	0	0
Net income	(244)	(3,106)	(1,553)
Corporate Unit
Disclosure of operating segments [line items]
Revenue	0	0	0
Cost of sales	0	0	0
Gross profit	0	0	0
Other incomes by function	12,506	32,229	40,557
Administrative expenses	(195,577)	(185,959)	(175,765)
Other expenses by function	(96,302)	(104,698)	(93,400)
Impairment of gains and review of impairment losses (impairment losses) determined in accordance with IFRS 9	976	(639)	202
Other losses	(11,143)	(2,142)	(2,254)
Financial income	85,707	103,642	122,726
Finance costs	(192,672)	(197,544)	(138,402)
Interest in the income of associates and joint ventures accounted for by the equity method	6,738	11,025	593
Exchange differences	(2,107)	(8,607)	(22,293)
Income before taxes	(391,874)	(352,693)	(268,036)
Income tax benefit (expense)	(320,083)	(282,573)	(1,876,751)
Net income	$ (711,957)	$ (635,266)	$ (2,144,787)